Condensed Consolidated Statements of Operations - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Operating expenses:
Research and development					$ 2,197,000	$ 17,792,000	$ 4,563,000
General and administrative expenses					583,000	6,389,000	750,000
Total operating expenses					2,780,000	24,181,000	5,313,000
Loss from operations					(2,780,000)	(24,181,000)	(5,313,000)
Interest income						10,000
Change in fair value of SAFE liability					(885,000)		(7,693,000)
Total other expense					(885,000)	10,000	(7,693,000)
Net loss					$ (3,665,000)	$ (24,171,000)	$ (13,006,000)
Weighted average shares outstanding, basic and diluted (in Shares)						1,463,172
Basic and diluted net loss per share (in Dollars per share)						$ (16.52)
FS DEVELOPMENT CORP. II
General and administrative expenses - related party			$ 30,000			$ 80,000
Franchise tax expense			50,411			149,723
Operating expenses:
General and administrative expenses		1,032	1,142,579	$ 1,032		3,334,485
Loss from operations		(1,032)	(1,222,990)			(3,564,208)
Interest income			5,073			12,186
Net loss		$ (1,032)	$ (1,217,917)	$ (1,032)		$ (3,552,022)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]			2,500,000
Basic and diluted net loss per share (in Dollars per share)				$ 0.00
Class A Common Stock | FS DEVELOPMENT CORP. II
Operating expenses:
Weighted average shares outstanding, basic and diluted (in Shares)			20,727,500			17,083,104
Basic and diluted net loss per share (in Dollars per share)			$ (0.05)			$ (0.16)
Class B Common Stock | FS DEVELOPMENT CORP. II
Operating expenses:
Weighted average shares outstanding, basic and diluted (in Shares)		4,375,000	5,031,250			4,915,865
Basic and diluted net loss per share (in Dollars per share)		$ 0.00	$ (0.05)			$ (0.16)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.